Commitments - (Schedule of maturity analysis of operating lease payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 34,414	$ 51,552
Within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	20,726	21,016
After one year but not more than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	9,544	25,574
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 4,144	$ 4,962